Document and Entity Information	Mar. 18, 2021
Cover [Abstract]
Entity Registrant Name	FRESH DEL MONTE PRODUCE INC
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001047340
Document Type	8-K
Document Period End Date	Mar. 18, 2021
Entity Incorporation State Country Code	E9
Entity File Number	333-07708
Entity Address, Address Line One	c/o Intertrust Corporate Services (Cayman) Limited
Entity Address, Address Line Two	190 Elgin Avenue
Entity Address, City or Town	George Town
Entity Address, Region	Grand Cayman
Entity Address, Postal Zip Code	KY1-9005
Entity Address, Country	KY
City Area Code	(305)
Local Phone Number	520-8400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, $0.01 Par Value Per Share
Trading Symbol	FDP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false